Stockholders' equity and dividend payment, Stockholders equity (Details)	9 Months Ended
Sep. 30, 2022 Vote $ / shares shares
Common Stock [Abstract]
Number of vote per common stock | Vote	1
Common Stock [Member]
Stockholders' Equity [Abstract]
Issued (in shares)	162,653,339
Number of shares authorized for issue (in shares)	250,000,000
Par value (in dollars per share) | $ / shares	$ 0.01
Preferred Stock [Member]
Stockholders' Equity [Abstract]
Issued (in shares)	0
Number of shares authorized for issue (in shares)	1,000,000
Par value (in dollars per share) | $ / shares	$ 0.01